Annual Fund Operating Expenses - Pioneer Global Sustainable Value Fund	May 07, 2021
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	1.05%	[1]
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	0.70%	[2]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.19%	[1]
Expenses (as a percentage of Assets)	2.84%
Fee Waiver or Reimbursement	(1.09%)	[2]
Net Expenses (as a percentage of Assets)	1.75%	[2]
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.19%	[1]
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(1.09%)	[2]
Net Expenses (as a percentage of Assets)	1.00%	[2]

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) to the extent required to reduce fund expenses to 1.00%, 1.75% and 0.70% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through June 1, 2022. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.